SUBORDINATED LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure of subordinated liabilities [text block] [Abstract]
Disclosure of subordinated liabilities [text block]

NOTE 39: SUBORDINATED LIABILITIES

The movement in subordinated liabilities during the year was as follows:

	Preference shares £m	Preferred securities £m	Undated subordinated liabilities £m	Dated subordinated liabilities £m	Total £m
At 1 January 2018	813	3,690	565	12,854	17,922
Issued during the year	–	–	–	1,729	1,729
Repurchases and redemptions during the year[1]	–	(614)	–	(1,642)	(2,256)
Foreign exchange movements	18	131	20	377	546
Other movements (all non-cash)	(28)	(2)	3	(258)	(285)
At 31 December 2018	803	3,205	588	13,060	17,656
Repurchases and redemptions during the year[1]	(3)	(49)	(53)	(713)	(818)
Foreign exchange movements	(12)	(83)	(36)	(402)	(533)
Other movements (all non-cash)	114	152	18	541	825
At 31 December 2019	902	3,225	517	12,486	17,130

1	The repurchases and redemptions resulted in cash outflows of £818 million (2018: £2,256 million).

Issued during 2018

Dated subordinated liabilities	£m
1.75% Subordinated Fixed Rate Notes 2028 callable 2023	664
4.344% Subordinated Fixed Rate Notes callable 2048	1,065
1,729

Repurchases and redemptions during 2019

Preference shares	£m
6.3673% Non-cumulative Fixed to Floating Rate Preference Shares callable 2019	3

Preferred securities	£m
13% Step-up Perpetual Capital Securities callable 2019	49

Undated subordinated liabilities	£m
6.5% Undated Subordinated Step-up Notes callable 2019	1
7.375% Undated Subordinated Guaranteed Bonds	52
53

Dated subordinated liabilities	£m
10.375% Subordinated Fixed to Fixed Rate Notes 2024 callable 2019	135
9.375% Subordinated Bonds 2021	328
6.375% Subordinated Instruments 2019	250
713

Repurchases and redemptions during 2018

Preferred securities	£m
6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities	600
Undated Perpetual Preferred Securities	14
614

Dated subordinated liabilities	£m
10.5% Subordinated Bonds callable 2018	150
6.75% Subordinated Fixed Rate Notes callable 2018	1,492
1,642

These securities will, in the event of the winding-up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination of specific subordinated liabilities is determined in respect of the issuer and any guarantors of that liability. The claims of holders of preference shares and preferred securities are generally junior to those of the holders of undated subordinated liabilities, which in turn are junior to the claims of holders of the dated subordinated liabilities. The Group has not had any defaults of principal, interest or other breaches with respect to its subordinated liabilities during 2019 (2018: none).